Shareholder Report	3 Months Ended	9 Months Ended	12 Months Ended	20 Months Ended	36 Months Ended	42 Months Ended	44 Months Ended	63 Months Ended	92 Months Ended
	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			Virtus ETF Trust II
Entity Central Index Key			0001648403
Entity Investment Company Type			N-1A
Document Period End Date			Jul. 31, 2024
C000248117
Shareholder Report [Line Items]
Fund Name	Virtus AlphaSimplex Managed Futures ETF
Class Name	ASMF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures ETF ("Fund") for the period of May 15, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures ETF	$19Footnote Reference(a)	0.92%
Footnote	Description
Footnote(a)	Based on the period May 15, 2024 (commencement of operations) through July 31, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

Commentary by AlphaSimplex Group, LLC

For the fiscal year ended July 31, 2024, the Fund at NAV returned 0.75%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 4.16%, and the ICE BofA US Treasury Bill 3 Month Index, which serves as the style-specific index, returned 1.12%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	Since Inception 5/15/24
Virtus AlphaSimplex Managed Futures ETF - NAV	0.75
Virtus AlphaSimplex Managed Futures ETF - Market	0.74
FT Wilshire 5000 Index	4.16
ICE BofA US Treasury Bill 3 Month Index	1.12

Performance Inception Date	May 15, 2024
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 8,815,653	$ 8,815,653	$ 8,815,653	$ 8,815,653	$ 8,815,653	$ 8,815,653	$ 8,815,653	$ 8,815,653	$ 8,815,653
Holdings Count | Holding	2	2	2	2	2	2	2	2	2
Advisory Fees Paid, Amount	$ 12,185
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTIC (as of July 31, 2024)

Fund net assets	$8,815,653
Total number of portfolio holdings	2
Total advisory fees paid	$12,185
Portfolio turnover rate	0%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Money Market Fund	100.00%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2024.

Material Fund Change [Text Block]
C000228821
Shareholder Report [Line Items]
Fund Name			Virtus Duff & Phelps Clean Energy ETF
Class Name			VCLN
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Virtus Duff & Phelps Clean Energy ETF ("Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number			1-888-383-0553
Additional Information Website			https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Clean Energy ETF	$63	0.66%

Expenses Paid, Amount			$ 63
Expense Ratio, Percent			0.66%
Factors Affecting Performance [Text Block]

Commentary by Duff & Phelps Investment Management Co.

For the fiscal year ended July 31, 2024, the Fund at NAV returned -9.90%. For the same period, the S&P Global Broad Market Index (net), a broad-based securities market index, returned -16.20%, and the S&P Global Clean Energy Index (net), which serves as the style-specific index, returned -21.59%.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance.
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 8/3/21
Virtus Duff & Phelps Clean Energy ETF - NAV	-9.90	-9.17
Virtus Duff & Phelps Clean Energy ETF - Market	-9.76	-9.17
S&P Global Broad Market Index (net)	-16.20	4.67
S&P Global Clean Energy Index (net)	-21.59	-14.03

Performance Inception Date					Aug. 03, 2021
No Deduction of Taxes [Text Block]			The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 5,616,852	$ 5,616,852	$ 5,616,852	$ 5,616,852	$ 5,616,852	$ 5,616,852	$ 5,616,852	$ 5,616,852	$ 5,616,852
Holdings Count | Holding	42	42	42	42	42	42	42	42	42
Advisory Fees Paid, Amount			$ 35,941
InvestmentCompanyPortfolioTurnover			96.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTIC (as of July 31, 2024)

Fund net assets	$5,616,852
Total number of portfolio holdings	42
Total advisory fees paid	$35,941
Portfolio turnover rate	96%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Utilities	41.80%
Industrials	27.90%
Information Technology	21.20%
Energy	7.60%
Materials	1.50%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2024.

Material Fund Change [Text Block]
C000224134
Shareholder Report [Line Items]
Fund Name			Virtus Newfleet ABS/MBS ETF
Class Name			VABS
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Virtus Newfleet ABS/MBS ETF ("Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number			1-888-383-0553
Additional Information Website			https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet ABS/MBS ETF	$51	0.49%

Expenses Paid, Amount			$ 51
Expense Ratio, Percent			0.49%
Factors Affecting Performance [Text Block]

Commentary by Newfleet Asset Management

For the fiscal year ended July 31, 2024, the Fund at NAV returned 8.17%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 5.10%, and the ICE BofA 1-3 Year A-BBB US Corporate Index, which serves as the style-specific index, returned 6.73%.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance.
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 2/9/21
Virtus Newfleet ABS/MBS ETF - NAV	8.17	2.06
Virtus Newfleet ABS/MBS ETF - Market	8.29	2.07
Bloomberg U.S. Aggregate Bond Index	5.10	-2.14
ICE BofA 1-3 Year A-BBB US Corporate Index	6.73	1.29

Performance Inception Date						Feb. 09, 2021
No Deduction of Taxes [Text Block]			The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 9,677,458	$ 9,677,458	$ 9,677,458	$ 9,677,458	$ 9,677,458	$ 9,677,458	$ 9,677,458	$ 9,677,458	$ 9,677,458
Holdings Count | Holding	73	73	73	73	73	73	73	73	73
Advisory Fees Paid, Amount			$ 39,503
InvestmentCompanyPortfolioTurnover			60.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTIC (as of July 31, 2024)

Fund net assets	$9,677,458
Total number of portfolio holdings	73
Total advisory fees paid	$39,503
Portfolio turnover rate	60%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Asset Backed Security	58.84%
Residential Mortgage Backed Security	33.54%
Commercial Mortgage Backed Security	4.86%
Corporate Bond	2.76%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2024.

Material Fund Change [Text Block]
C000246126
Shareholder Report [Line Items]
Fund Name		Virtus Newfleet Short Duration Core Plus Bond ETF
Class Name		SDCP
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Virtus Newfleet Short Duration Core Plus Bond ETF ("Fund") for the period of November 15, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number		1-888-383-0553
Additional Information Website		https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration Core Plus Bond ETF	$29Footnote Reference(a)	0.40%
Footnote	Description
Footnote(a)	Based on the period November 15, 2023 (commencement of operations) through July 31, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.40%
Factors Affecting Performance [Text Block]

Commentary by Newfleet Asset Management

For the fiscal year ended July 31, 2024, the Fund at NAV returned 5.94%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 7.41%, and the ICE BofA 1-5 Year Corporate & Government Bond Index, which serves as the style-specific index, returned 5.06%.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance.
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	Since Inception 11/15/23
Virtus Newfleet Short Duration Core Plus Bond ETF - NAV	5.94
Virtus Newfleet Short Duration Core Plus Bond ETF - Market	5.81
Bloomberg U.S. Aggregate Bond Index	7.41
ICE BofA 1-5 Year Corporate & Government Bond Index	5.06

Performance Inception Date		Nov. 15, 2023
No Deduction of Taxes [Text Block]		The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 10,350,419	$ 10,350,419	$ 10,350,419	$ 10,350,419	$ 10,350,419	$ 10,350,419	$ 10,350,419	$ 10,350,419	$ 10,350,419
Holdings Count | Holding	183	183	183	183	183	183	183	183	183
Advisory Fees Paid, Amount		$ 25,443
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTIC (as of July 31, 2024)

Fund net assets	$10,350,419
Total number of portfolio holdings	183
Total advisory fees paid	$25,443
Portfolio turnover rate	24%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Asset Backed Security	34.37%
Corporate Bond	25.44%
Residential Mortgage Backed Security	19.36%
U.S. Government Securities	8.60%
Commercial Mortgage Backed Security	5.07%
Mortgage Backed Security	4.29%
Foreign Bond	2.87%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2024.

Material Fund Change [Text Block]
C000162265
Shareholder Report [Line Items]
Fund Name			Virtus Newfleet Short Duration High Yield Bond ETF
Class Name			VSHY
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Virtus Newfleet Short Duration High Yield Bond ETF ("Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-888-383-0553
Additional Information Website			https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Yield Bond ETF	$163	1.55%

Expenses Paid, Amount			$ 163
Expense Ratio, Percent			1.55%
Factors Affecting Performance [Text Block]

Commentary by Newfleet Asset Management

For the fiscal year ended July 31, 2024, the Fund at NAV returned 9.94%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 5.10%, and the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index and the ICE BofA 1-3Y BB US Cash Pay High Yield Index, each a style-specific index, returned 11.04% and 8.29%, respectively.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance.
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 12/5/16
Virtus Newfleet Short Duration High Yield Bond ETF - NAV	9.94	3.74	3.57
Virtus Newfleet Short Duration High Yield Bond ETF - Market	10.41	3.84	3.59
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.42
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	11.04	4.19	4.98
ICE BofA 1-3Y BB US Cash Pay High Yield Index	8.29	4.14	4.23

Performance Inception Date									Dec. 05, 2016
No Deduction of Taxes [Text Block]			The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 3,342,970	$ 3,342,970	$ 3,342,970	$ 3,342,970	$ 3,342,970	$ 3,342,970	$ 3,342,970	$ 3,342,970	$ 3,342,970
Holdings Count | Holding	113	113	113	113	113	113	113	113	113
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			32.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTIC (as of July 31, 2024)

Fund net assets	$3,342,970
Total number of portfolio holdings	113
Total advisory fees paid	$0
Portfolio turnover rate	32%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Corporate Bond	84.09%
Foreign Bond	10.57%
Money Market Fund	4.93%
Term Loan	0.41%
Health Care	0.00%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2024.

Material Fund Change [Text Block]

Certain Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2024, at https://www.virtus.com/investor-resources/etf-documents or upon special request at 1-888-383-0553.

On November 28, 2023, the Fund changed its name from "Virtus Newfleet High Yield Bond ETF" to “Virtus Newfleet Short Duration High Yield Bond ETF” and, as a result of this change, implemented a short duration target of one to three years. The Fund also adopted a unified management fee on this date, which resulted in a reduction to the Fund’s total annual fund operating expenses as reported in the then current Prospectus.

Updated Prospectus Web Address			https://www.virtus.com/investor-resources/etf-documents
C000209678
Shareholder Report [Line Items]
Fund Name			Virtus Seix Senior Loan ETF
Class Name			SEIX
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Virtus Seix Senior Loan ETF ("Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number			1-888-383-0553
Additional Information Website			https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Senior Loan ETF	$61	0.58%

Expenses Paid, Amount			$ 61
Expense Ratio, Percent			0.58%
Factors Affecting Performance [Text Block]

Commentary by Seix Investment Advisors

For the fiscal year ended July 31, 2024, the Fund at NAV returned 9.62%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 5.10%, and the Credit Suisse Leveraged Loan Index, which serves as the style-specific index, returned 10.42%.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance.
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 4/24/19
Virtus Seix Senior Loan ETF - NAV	9.62	5.16	5.10
Virtus Seix Senior Loan ETF - Market	9.36	5.18	5.09
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	0.82
Credit Suisse Leveraged Loan Index	10.42	5.35	5.26

Performance Inception Date								Apr. 24, 2019
No Deduction of Taxes [Text Block]			The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 170,444,707	$ 170,444,707	$ 170,444,707	$ 170,444,707	$ 170,444,707	$ 170,444,707	$ 170,444,707	$ 170,444,707	$ 170,444,707
Holdings Count | Holding	271	271	271	271	271	271	271	271	271
Advisory Fees Paid, Amount			$ 622,191
InvestmentCompanyPortfolioTurnover			286.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTIC (as of July 31, 2024)

Fund net assets	$170,444,707
Total number of portfolio holdings	271
Total advisory fees paid	$622,191
Portfolio turnover rate	286%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Term Loan	97.12%
Corporate Bond	2.29%
Asset Backed Security	0.59%
Warrant	0.00%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2024.

Material Fund Change [Text Block]
C000239036
Shareholder Report [Line Items]
Fund Name			Virtus Stone Harbor Emerging Markets High Yield Bond ETF
Class Name			VEMY
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets High Yield Bond ETF ("Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number			1-888-383-0553
Additional Information Website			https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	$59	0.55%

Expenses Paid, Amount			$ 59
Expense Ratio, Percent			0.55%
Factors Affecting Performance [Text Block]

Commentary by Stone Harbor Investment Partners

For the fiscal year ended July 31, 2024, the Fund at NAV returned 15.38%. For the same period, the Bloomberg Emerging Markets USD Aggregate Bond Index, a broad-based securities market index, returned 8.66%, and the J.P. Morgan Hard Currency Credit 50-50 High Yield Index, which serves as the style-specific index, returned 13.79%.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance.
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 12/12/22
Virtus Stone Harbor Emerging Markets High Yield Bond ETF - NAV	15.38	13.95
Virtus Stone Harbor Emerging Markets High Yield Bond ETF - Market	15.21	13.97
Bloomberg Emerging Markets USD Aggregate Bond Index	8.66	7.74
J.P. Morgan Hard Currency Credit 50-50 High Yield Index	13.79	13.08

Performance Inception Date				Dec. 12, 2022
No Deduction of Taxes [Text Block]			The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 9,391,329	$ 9,391,329	$ 9,391,329	$ 9,391,329	$ 9,391,329	$ 9,391,329	$ 9,391,329	$ 9,391,329	$ 9,391,329
Holdings Count | Holding	125	125	125	125	125	125	125	125	125
Advisory Fees Paid, Amount			$ 41,657
InvestmentCompanyPortfolioTurnover			126.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTIC (as of July 31, 2024)

Fund net assets	$9,391,329
Total number of portfolio holdings	125
Total advisory fees paid	$41,657
Portfolio turnover rate	126%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Foreign Bond	100.00%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2024.

Material Fund Change [Text Block]
C000222917
Shareholder Report [Line Items]
Fund Name			Virtus Terranova U.S. Quality Momentum ETF
Class Name			JOET
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Virtus Terranova U.S. Quality Momentum ETF ("Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number			1-888-383-0553
Additional Information Website			https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Terranova U.S. Quality Momentum ETF	$32	0.29%

Expenses Paid, Amount			$ 32
Expense Ratio, Percent			0.29%
Factors Affecting Performance [Text Block]

Commentary by Virtus ETF Advisers LLC

For the fiscal year ended July 31, 2024, the Fund at NAV returned 18.66%. For the same period, the S&P 500® Index, a broad-based securities market index, returned 22.15%, and the Terranova U.S. Quality Momentum Index, which serves as the style-specific index, returned 19.07%.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance.
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 11/17/20
Virtus Terranova U.S. Quality Momentum ETF - NAV	18.66	10.27
Virtus Terranova U.S. Quality Momentum ETF - Market	18.70	10.28
S&P 500® Index	22.15	13.90
Terranova U.S. Quality Momentum Index	19.07	10.70

Performance Inception Date							Nov. 17, 2020
No Deduction of Taxes [Text Block]			The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 111,041,831	$ 111,041,831	$ 111,041,831	$ 111,041,831	$ 111,041,831	$ 111,041,831	$ 111,041,831	$ 111,041,831	$ 111,041,831
Holdings Count | Holding	125	125	125	125	125	125	125	125	125
Advisory Fees Paid, Amount			$ 277,121
InvestmentCompanyPortfolioTurnover			99.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTIC (as of July 31, 2024)

Fund net assets	$111,041,831
Total number of portfolio holdings	125
Total advisory fees paid	$277,121
Portfolio turnover rate	99%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Financials	27.90%
Information Technology	24.80%
Industrials	16.10%
Consumer Discretionary	10.50%
Health Care	5.60%
Energy	5.60%
Communication Services	3.20%
Real Estate	3.20%
Consumer Staples	1.50%
Utilities	0.80%
Materials	0.80%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2024.

Material Fund Change [Text Block]